RELATED PARTY TRANSACTIONS - Transactions (Details) - Joint ventures - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of transactions between related parties [line items]
Revenue	$ 129.2	$ 166.0
Purchases	2.8	2.5
Other income	$ 1.4	$ 1.5